Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	JENSEN PORTFOLIO INC
Central Index Key	dei_EntityCentralIndexKey	0000887215
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2012
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | J Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JENSX
The Jensen Portfolio doing business as Jensen Quality Growth Fund (First Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JENIX
The Jensen Portfolio doing business as Jensen Quality Growth Fund (Second Prospectus Summary) | The Jensen Portfolio doing business as Jensen Quality Growth Fund | R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JENRX